Financial instruments and fair value disclosures - Interest rate, credit and foreign exchange risk (Details) £ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)
Accumulated impairment
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 0
Interest rate risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position	$ 0
Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 107,608
Percentage of reasonably possible increase or decrease in exchange rates against functional currency	13.65%	13.65%
Total effect on Loss of +ve movements	$ (14,687,000)
Total effect on Loss of -ve movements	$ 14,687,000
Currency risk | UK Subsidiary
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 107,608
Reasonable shift
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase or decrease in exchange rates against functional currency	11.39%	11.39%